Employee Benefit Plans - Changes in Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in plan assets
Fair value of plan assets at beginning of year	$ 2,043,379	$ 2,206,479
Actual return on plan assets	427,597	(86,418)
Foreign currency exchange rate changes	9,826	(18,054)
Employer contributions	15,799	57,549
Plan participants’ contributions	2,246	2,466
Benefits paid	(119,789)	(118,643)
Settlements	(67,831)	0
Fair value of plan assets at end of year	$ 2,311,227	$ 2,043,379